Subsequent Events - Summary of Shareholding After Corporate Restructuring (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Sep. 09, 2018
Subsequent Event [Line Items]
Ordinary shares	70,488,700	70,488,700	1	1
Restructuring [Member]
Subsequent Event [Line Items]
Temporary equity and common stock outstanding shares	70,488,700
Restructuring [Member] | Longwater [Member]
Subsequent Event [Line Items]
Redeemable ordinary shares	22,767,690
Restructuring [Member] | Visionsky Group Limited [Member]
Subsequent Event [Line Items]
Ordinary shares	27,769,020
Restructuring [Member] | Brightenwit Group Limited [Member]
Subsequent Event [Line Items]
Ordinary shares	4,492,510
Restructuring [Member] | Bvi Companies [Member]
Subsequent Event [Line Items]
Ordinary shares	15,459,480